Fair Value of Warrants - Assumptions Used in Computing Fair Value of Derivative Warrants (Detail) (USD $)	1 Months Ended				6 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended		1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Debt Guarantee [Member]	Apr. 05, 2013 Debt Guarantee [Member]	Dec. 31, 2012 Debt Guarantee [Member]	Dec. 31, 2011 Debt Guarantee [Member]	Jun. 30, 2012 Debt Guarantee [Member]	Dec. 31, 2012 Debt Guarantee [Member]	Dec. 31, 2011 Debt Guarantee [Member]	Dec. 31, 2010 Debt Guarantee [Member]	Dec. 31, 2011 Series A [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Apr. 05, 2013 Consulting [Member]	Dec. 31, 2012 Consulting [Member]	Dec. 31, 2011 Consulting [Member]	Jun. 30, 2013 Consulting [Member]	Dec. 31, 2011 Consulting [Member]	Dec. 31, 2010 Consulting [Member]	Jun. 30, 2013 Financing [Member]	Apr. 05, 2013 Financing [Member]	Dec. 31, 2012 Financing [Member]	Dec. 31, 2011 Financing [Member]	Jun. 30, 2013 Financing [Member]	Jun. 30, 2013 Financing [Member]	Jun. 30, 2012 Financing [Member]	Dec. 31, 2012 Financing [Member]	Dec. 31, 2011 Financing [Member]
Changes In Fair Value Of Warrants [Line Items]
Exercise Price	$ 10.00	$ 13.56	$ 9.60		$ 42.50	$ 9.60				$ 10.00	$ 9.60			$ 10.00	$ 9.60		$ 10.00
Exercise Price			$ 28.78	$ 25.85		$ 9.60	$ 32.45	$ 25.00	$ 4		$ 9.60	$ 25.00	$ 25.00		$ 9.60	$ 16.25		$ 25.00	$ 13.65	$ 10.00	$ 13.21	$ 9.60	$ 32.25	$ 42.50	$ 13.34	$ 42.50	$ 23.69	$ 32.25
Expected life (years)	1 year 3 months 29 days	2 years 5 months 1 day	2 years 7 months 28 days	3 years 3 months 4 days	4 years 8 months 23 days	4 years 7 months 28 days	5 years	5 years 5 months 1 day	9 months 29 days	2 years 5 months 1 day	2 years 11 months 1 day	3 years 11 months 1 day	5 years	2 years 3 months 29 days	2 years 5 months 23 days	3 years 5 months 23 days	2 years 7 months 24 days	5 years	5 years	2 years 9 months	8 years 3 months 18 days	6 years 7 months 28 days	4 years 6 months 22 days	4 years 10 months 28 days	9 years 9 months 11 days	4 years 10 months 2 days	6 years 9 months 22 days	5 years 4 days
Expected volatility	56.12%	66.37%	67.71%	76.53%	80.47%	80.05%	77.35%	79.37%	64.13%	62.22%	61.44%	81.59%	80.22%	63.20%	63.29%	81.87%	60.70%	78.45%	81.12%	60.95%	73.22%	73.38%	79.40%	79.52%	74.70%	79.43%	77.74%	78.45%
Risk-free interest rate	0.15%	0.32%	0.37%	0.51%	0.90%	0.82%	1.76%	1.60%	0.12%	0.36%	0.36%	0.36%	1.51%	0.27%	0.28%	0.47%	0.66%	2.07%	2.59%	0.66%	1.44%	1.06%	0.83%	0.89%	1.95%	0.84%	1.19%	1.59%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%